Other operating income/expenses - Other operating income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income [Abstract]
Government grant income	€ 6,413	€ 6,406	€ 6,563
Remeasurement of contingent - consideration, net			546
Gain on financial instruments			356
Others	4,002	2,448	4,749
Other income	€ 10,415	€ 8,854	€ 12,214